Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.1%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.222%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$7,000	$ 7,122,864
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.818%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	4,000	4,017,344
Barings CLO Ltd., Series 2015-1A, Class DR, 6.529%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,506,640
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.879%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,558,188
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 6.972%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	3,500	3,549,108
Series 2025-29A, Class E, 10.022%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	4,000	4,115,916
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.418%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	2,000	2,016,890
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 8.568%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	3,010,326
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.568%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	1,012,224
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 6.529%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	5,009,790
Series 2015-3A, Class DR, 9.329%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,577,384
Series 2016-3A, Class DR, 7.213%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,503,867
Series 2016-3A, Class ER, 10.063%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,443,995
Series 2018-1A, Class D, 6.979%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,516,912
Series 2018-1A, Class E, 9.879%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,555,096
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.769%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,225,290
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.059%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	3,018,177
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.372%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	2,023,270
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.472%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	1,002,777
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.634%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,809,178
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2016-1A, Class ER, 9.684%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	$4,000	$ 3,843,660
Series 2016-2A, Class ER, 9.934%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,240,282
Series 2018-1A, Class D, 6.834%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,008,322
Series 2018-1A, Class E, 9.684%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,737,427
Series 2019-1A, Class ERR, 11.172%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	5,330,009
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.272%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,018,639
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.068%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	754,819
Series 2022-4A, Class DR, 6.371%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,753,780
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.784%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,514,804
Series 2018-55A, Class E, 9.334%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,999,480
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.534%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	7,031,192
Series 2015-41A, Class ER, 9.234%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,190,068
Series 2016-42A, Class D1AR, 6.972%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,516,725
Series 2016-42A, Class ERR, 10.172%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,508,935
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.886%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,522,764
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.659%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,000	1,007,216
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 10.869%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,910,366
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.068%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,472,742
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.272%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,387,535
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.272%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	724,525
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 7.908%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,000,100

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.568%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	$2,600	$ 2,611,781
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.471%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	3,000	3,032,286
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.668%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	1,300	1,326,842
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.713%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	2,500	2,529,430
Orion CLO Ltd., Series 2025-6A, Class E, 9.30%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	6,064,944
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.63%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,978,300
Series 2021-2A, Class ER, 8.772%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	1,006,011
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.184%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	752,014
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.434%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,026,355
RAD CLO 30 Ltd., Series 2025-30A, Class D, 8.772%, (3 mo. SOFR + 5.10%), 10/15/38(1)(2)	4,000	4,030,808
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.979%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	3,500	3,504,007
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.168%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	3,000	3,042,957
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.018%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,500	1,452,815
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.829%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,515,705
Series 2016-1A, Class DR, 9.829%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,495
Voya CLO Ltd., Series 2015-3A, Class DR, 10.129%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,193,061
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.034%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	1,017,619
Windhill CLO 5 Ltd., 13.00%, 10/22/35	3,890	3,955,487
Total Asset-Backed Securities (identified cost $159,606,909)		$ 158,226,543

Common Stocks — 1.5%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(3)(4)	199,603	$ 2,045,931
		$ 2,045,931
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(3)(4)	342,076	$ 1,047,608
		$ 1,047,608
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(3)(4)(5)	42,551	$ 0
Sprint IntermediateCo BV(3)(4)(5)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.5%
Luxco Co. Ltd.(3)(4)	459,984	$ 8,792,024
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	14,843,624
		$ 23,635,648
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	50,519	$ 457,197
		$ 457,197
Entertainment — 0.0%†
New Cineworld Ltd.(3)(4)	113,548	$ 1,879,844
		$ 1,879,844
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Cano Health, Inc.(3)(4)	380,806	1,009,136
Envision Parent, Inc.(3)(4)	953,838	14,724,874
		$ 15,734,010
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(4)	1,401,999	$ 13,669,490
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 13,669,490
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	138,671	$ 0
		$ 0

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	130,462	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(3)(4)	33,209	$ 3,568,573
		$ 3,568,573
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(3)(4)	107,065	$ 11,027,695
Par Health, Inc.(3)(4)	106,655	946,616
		$ 11,974,311
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,961	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $116,590,957)		$ 74,012,612

Corporate Bonds — 8.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,517,946
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,894,152
6.875%, 12/15/30(1)	15,000	15,633,000
		$ 22,045,098
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$1,206	$ 1,207,702
5.75%, 4/20/29(1)	14,475	14,632,618
Security	Principal Amount (000's omitted)	Value
Air Transport (continued)
United Airlines, Inc., 4.375%, 4/15/26(1)	$2,215	$ 2,214,628
		$ 18,054,948
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,263,416
		$ 5,263,416
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 665,175
		$ 665,175
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,666,713
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	649	650,927
		$ 3,317,640
Business Equipment and Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$18,725	$ 18,515,499
4.625%, 6/1/28(1)	20,575	20,307,330
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	232	233,021
		$ 39,055,850
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,654,020
		$ 10,654,020
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$10,050	$ 9,773,811
7.25%, 2/15/33(1)	9,525	9,493,457
		$ 19,267,268
Commercial Services — 0.3%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$2,750	$ 2,888,003
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	10,450	10,738,326
		$ 13,626,329
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,685,809
		$ 12,685,809

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$4,837	$ 5,216,414
		$ 5,216,414
Diversified Telecommunication Services — 0.8%
Altice France SA:
6.50%, 10/15/31(1)	$1,220	$ 1,189,752
6.50%, 4/15/32(1)	15,454	15,102,801
9.50%, 11/1/29(1)	17,149	17,609,731
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	7,049,851
		$ 40,952,135
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,893,552
		$ 9,893,552
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$15,700	$ 15,456,209
		$ 15,456,209
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 5,186,012
		$ 5,186,012
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$5,275	$ 5,396,404
		$ 5,396,404
Health Care — 0.9%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,043,750
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,530	2,617,829
Medline Borrower LP, 3.875%, 4/1/29(1)	21,150	20,695,386
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	22,000,197
		$ 46,357,162
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 4.00%, 8/1/28(1)	$13,975	$ 13,837,388
		$ 13,837,388
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 3,531,250
		$ 3,531,250
Security	Principal Amount (000's omitted)	Value
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$5,250	$ 5,446,361
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,679,831
Asurion LLC & Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	11,500	11,636,851
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	14,968,681
		$ 44,731,724
Machinery — 0.5%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$5,075	$ 5,104,917
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)(6)	2,525	2,538,724
Madison IAQ LLC, 4.125%, 6/30/28(1)	12,300	12,159,714
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,959,138
		$ 24,762,493
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,437,466
		$ 3,437,466
Real Estate Investment Trusts (REITs) — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$7,493	$ 7,543,921
		$ 7,543,921
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$6,790	$ 6,569,985
		$ 6,569,985
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$19,590	$ 19,944,540
9.00%, 9/30/29(1)	5,100	5,155,851
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,524,936
		$ 35,625,327
Technology — 0.4%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$10,575	$ 9,988,903
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,328,279
		$ 19,317,182

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,961,261
		$ 3,961,261
Total Corporate Bonds (identified cost $435,576,281)		$ 436,411,438

Exchange-Traded Funds — 0.7%
Security	Shares	Value
Income Funds — 0.7%
Eaton Vance Floating-Rate ETF(7)	772,500	$ 37,888,808
Total Exchange-Traded Funds (identified cost $38,829,240)		$ 37,888,808

Preferred Stocks — 0.4%
Security	Shares	Value
Beverages — 0.3%
Citybrewing Topco LLC(3)(5)	3,156,400	$ 16,885,550
		$ 16,885,550
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	109,603	$ 2,411,266
Series G1(3)	75,723	1,836,283
		$ 4,247,549
Total Preferred Stocks (identified cost $26,209,259)		$ 21,133,099

Senior Floating-Rate Loans — 114.8%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.5%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,725,699
Air Comm Corp. LLC:
Term Loan, 6.44% - 6.572%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		17,799	17,851,364
Term Loan, 12/11/31(9)		868	870,221
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.40%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		8,263	$ 8,319,368
Kaman Corp.:
Term Loan, 6.146%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(9)		1,215	1,215,864
Term Loan, 6.322% - 6.544%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32		12,822	12,831,621
TransDigm, Inc.:
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		36,889	36,898,344
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		26,488	26,505,996
Term Loan, 8/19/32(10)		8,250	8,253,135
Vista Management Holding, Inc., Term Loan, 7.411%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		7,895	7,929,792
			$ 129,401,404
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 7.887%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		11,905	$ 11,958,083
			$ 11,958,083
Airlines — 1.0%
American Airlines, Inc.:
Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		48,183	$ 48,283,434
Term Loan, 6.918%, (3 mo. USD Term SOFR + 3.25%), 5/28/32		2,978	2,986,804
			$ 51,270,238
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 9/12/32		15,075	$ 15,122,110
Gloves Buyer, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		21,527	21,450,673
			$ 36,572,783
Auto Components — 2.4%
Adient U.S. LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		18,901	$ 18,908,308
Autokiniton U.S. Holdings, Inc., Term Loan, 7.786%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		15,022	15,002,900
Clarios Global LP:
Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	2,236	2,671,424

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Clarios Global LP: (continued)
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		494	$ 494,150
Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		15,461	15,504,696
DexKo Global, Inc.:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	838	984,593
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,287	5,040,236
Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 10/4/28		6,999	6,973,752
First Brands Group LLC:
DIP Loan, 13.688%, (1 mo. USD Term SOFR + 10.00%), 5.238% Cash, 8.45% PIK, 6/29/26		1,330	200,686
Term Loan, 0.00%, 3/30/27(11)		71	395
Garrett LX I SARL, Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		5,698	5,724,133
Lippert Colipper, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		4,714	4,743,900
LTI Holdings, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		25,529	25,619,424
RealTruck Group, Inc.:
Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		17,423	13,626,985
Term Loan, 8.786%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		8,793	6,897,347
			$ 122,392,929
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		17,196	$ 17,251,567
MajorDrive Holdings IV LLC:
Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		9,266	8,849,098
Term Loan, 9.322%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,462	1,398,368
			$ 27,499,033
Beverages — 0.8%
Arterra Wines Canada, Inc., Term Loan, 7.434%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,321	$ 3,273,698
City Brewing Co. LLC, Term Loan, 10.822%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		3,860	1,582,693
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		36,242	36,295,093
			$ 41,151,484
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 1/28/31(10)		8,425	$ 8,467,125
Alltech, Inc., Term Loan, 8.036%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		17,651	17,783,197
Grifols Worldwide Operations USA, Inc., Term Loan, 5.972%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		6,310	6,308,773
			$ 32,559,095
Broadline Retail — 0.9%
Peer Holding III BV:
Term Loan, 4.769%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	3,825	$ 4,559,670
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	7,550	9,000,177
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,369	14,385,228
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,637	18,657,716
			$ 46,602,791
Building Products — 0.5%
Cornerstone Building Brands, Inc., Term Loan, 7.03%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		8,684	$ 6,751,691
LBM Acquisition LLC, Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		11,461	11,060,547
MI Windows & Doors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		5,460	5,467,202
Sport Group Holding GmbH, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,700	1,847,176
			$ 25,126,616
Capital Markets — 4.6%
AllSpring Buyer LLC, Term Loan, 6.688%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		22,049	$ 22,093,395
Aretec Group, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		16,696	16,647,230
Citco Funding LLC, Term Loan, 1/30/33(10)		8,450	8,465,886
Edelman Financial Center LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		10,992	11,008,952
EIG Management Co. LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		4,633	4,632,703
FinCo I LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		38	38,191
Focus Financial Partners LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		18,797	18,711,591
Franklin Square Holdings LP, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		9,502	9,074,410

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Guggenheim Partners LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		45,443	$ 45,556,606
HighTower Holdings LLC, Term Loan, 6.651%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		12,867	12,851,033
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		10,202	10,184,000
Mariner Wealth Advisors LLC , Term Loan, 5.936%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		17,144	17,184,658
NEXUS Buyer LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		6,589	6,452,292
Orion Advisor Solutions, Inc., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		11,139	11,128,122
Orion U.S. Finco, Inc., Term Loan, 7.15%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		12,275	12,296,788
Osaic Holdings, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32		17,700	17,594,031
Victory Capital Holdings, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		10,391	10,425,210
			$ 234,345,098
Chemicals — 2.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		2,827	$ 2,832,108
Charter NEX U.S., Inc., Term Loan, 6.188%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		19,632	19,667,499
Chemours Co., Term Loan, 10/15/32(10)		9,717	9,682,596
CP Iris HoldCo I, Inc.:
Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		11,488	11,439,597
Term Loan, 10/27/32(9)		1,062	1,057,442
Discovery Purchaser Corp., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		6,967	6,549,350
ECO Services Operations Corp., Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		772	772,869
INEOS U.S. Finance LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		10,687	7,525,776
Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		11,751	8,519,266
Lonza Group AG:
Term Loan, 5.944%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	2,700	2,747,725
Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		11,056	9,411,650
Minerals Technologies, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,410	6,442,301
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Nobian Finance BV, Term Loan, 5.782%, (3 mo. EURIBOR + 3.75%), 7/2/29	EUR	500	$ 562,487
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		4,212	4,160,160
Rohm Holding GmbH, Term Loan, 9.127%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		15	14,246
SCUR-Alpha 1503 GmbH, Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		8,399	7,938,473
Tronox Finance LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD term SOFR + 2.50%), 9/30/31		12,708	10,356,851
W.R. Grace & Co.-Conn., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		8,055	8,034,675
			$ 117,715,071
Commercial Services & Supplies — 4.5%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		26,998	$ 26,926,281
Allied Universal Holdco LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		23,441	23,513,449
Anticimex International AB, Term Loan, 7.31%, (3 mo. USD Term SOFR + 2.90%), 11/17/31		3,498	3,509,986
Belfor Holdings, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		7,300	7,313,908
EnergySolutions LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		14,175	14,227,982
Foundever Group:
Term Loan, 5.77%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	2,847,061
Term Loan, 7.758%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		15,550	8,358,132
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29		23,931	23,931,482
Gategroup Fin Luxembourg SA, Term Loan, 7.201%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		2,985	2,997,433
Geosyntec Consultants, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		1,521	1,524,990
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		24,065	24,104,876
Harsco Corp., Term Loan, 6.036%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		872	869,827
Heritage-Crystal Clean, Inc., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		20,410	20,529,334
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 12/2/31		31,094	31,190,864

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Monitronics International, Inc., Term Loan, 11.434%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28		7,327	$ 7,333,640
MV Holding GmbH:
Term Loan, 4.204%, (1 mo. EURIBOR + 2.25%), 3/17/32	EUR	2,025	2,417,063
Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		7,811	7,825,444
Prime Security Services Borrower LLC, Term Loan, 5.688%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		9,730	9,724,019
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		9,236	9,298,464
			$ 228,444,235
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 6.171%, (3 mo. USD Term SOFR + 2.50%), 10/16/32		6,896	$ 6,918,831
			$ 6,918,831
Construction Materials — 0.9%
Gibraltar Industries, Inc., Term Loan, 2/2/33(10)		6,725	$ 6,741,813
Knife River HoldCo, Term Loan, 5.738%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		3,250	3,270,769
Quikrete Holdings, Inc.:
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		12,528	12,557,614
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		46	46,103
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		21,909	21,932,771
Smyrna Ready Mix Concrete LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,841	1,841,886
			$ 46,390,956
Consumer Staples Distribution & Retail — 0.7%
Boots Group Bidco Ltd.:
Term Loan, 5.582%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	8,925	$ 10,670,279
Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		21,275	21,376,907
Term Loan, 8.475%, (1 mo. GBP SONIA + 4.75%), 8/30/32	GBP	1,500	2,070,773
			$ 34,117,959
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging — 2.4%
Altium Packaging LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,832	$ 8,449,477
Berlin Packaging LLC, Term Loan, 6.911% - 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		18,883	18,886,338
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.847%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		36,957	36,834,309
Owens-Illinois, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		13,825	13,881,199
Pregis TopCo Corp., Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		15,830	15,902,087
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 10.855%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		7,100	335,297
Proampac PG Borrower LLC, Term Loan, 7.672% - 7.878%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		17,193	17,232,517
Trivium Packaging BV, Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	7,175	8,551,405
			$ 120,072,629
Distributors — 0.9%
BradyPlus Holdings LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/29/32		14,425	$ 14,364,848
Parts Europe SA, Term Loan, 5.033%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	19,225	23,001,986
Phillips Feed Service, Inc., Term Loan, 10.772%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(5)		525	323,079
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	8,000	9,518,357
			$ 47,208,270
Diversified Consumer Services — 1.8%
Ascend Learning LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		23,474	$ 23,276,263
Belron Finance 2019 LLC, Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 10/16/31		4,938	4,959,907
Belron U.K. Finance PLC, Term Loan, 4.74%, (3 mo. EURIBOR + 2.75%), 10/16/31	EUR	11,250	13,394,257
Fugue Finance BV, Term Loan, 6.572%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		20,059	19,959,187
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		8	7,878
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		6,732	6,746,291

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		4,631	$ 4,644,137
Wand NewCo 3, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		17,985	17,996,784
			$ 90,984,704
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	7,480	$ 8,361,029
			$ 8,361,029
Diversified Telecommunication Services — 0.8%
Altice France SA, Term Loan, 9.047%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,879	$ 4,890,834
Level 3 Financing, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		16,350	16,394,963
Lumen Technologies, Inc.:
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		6,860	6,853,528
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		9,667	9,657,817
Virgin Media Bristol LLC, Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		4,843	4,768,739
			$ 42,565,881
Electric Utilities — 0.6%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		26,622	$ 26,514,151
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(9)		3,392	3,377,887
			$ 29,892,038
Electrical Equipment — 1.3%
Dynamo Newco II GmbH, Term Loan, 6.938%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		8,068	$ 8,090,791
Finco Utilitas BV, Term Loan, 9/30/30(10)	EUR	7,700	9,153,843
Kohler Energy Co. LLC, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		18,331	18,362,138
Nvent Electric PLC, Term Loan, 6.70%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		11,236	11,245,401
WEC U.S. Holdings Ltd., Term Loan, 5.70%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		16,671	16,674,521
			$ 63,526,694
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components — 1.9%
Chamberlain Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		21,563	$ 21,574,354
Creation Technologies, Inc., Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,159	15,007,501
Ingram Micro, Inc., Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 9/22/31		2,455	2,465,909
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		4,296	3,436,807
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		16,279	13,022,998
Resilience Parent LLC, Term Loan, 1/21/33(10)		21,700	21,700,000
Sector Alarm Holding AS:
Term Loan, 5.569%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	594,971
Term Loan, 6/14/32(10)	EUR	625	743,714
Spectris PLC:
Term Loan, 5.303%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	3,350	4,001,537
Term Loan, 6.604%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		5,475	5,492,137
Verifone Systems, Inc., Term Loan, 9.178%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		9,291	8,617,508
			$ 96,657,436
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 14.789%, (1 mo. USD Term SOFR + 11.00%), 3.789% Cash, 11.00% PIK, 12/31/25(5)		2,846	$ 55,209
Term Loan, 14.789%, (1 mo. USD Term SOFR + 11.00%), 3.789% Cash, 11.00% PIK, 12/31/25(5)		24,643	478,083
PG Investment Co. 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		17,880	17,904,033
			$ 18,437,325
Engineering & Construction — 1.9%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		12,127	$ 12,172,024
APi Group DE, Inc., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		4,319	4,335,001
Artera Services LLC, Term Loan, 8.172%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		10,464	8,477,991
Azuria Water Solutions, Inc.:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		21,515	21,530,325
Term Loan, 5/17/28(9)		825	825,261

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Construction Partners, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		6,460	$ 6,472,896
Crown Subsea Communications Holding, Inc., Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 1/30/31		6,484	6,511,993
Green Infrastructure Partners, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		12,225	12,247,983
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		21,169	21,310,207
Salas O'Brien, Inc.:
Term Loan, 1/21/33(10)		696	698,170
Term Loan, 1/29/33(10)		4,179	4,189,018
			$ 98,770,869
Entertainment — 2.8%
Creative Artists Agency LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		16,386	$ 16,389,372
Dorna Sports SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	2,725	3,253,011
EOC Borrower LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		47,088	47,176,665
Playtika Holding Corp., Term Loan, 6.536%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		17,660	17,177,713
Pretzel Parent, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		12,580	12,328,339
TKO Worldwide Holdings LLC, Term Loan, 5.868%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		32,528	32,635,428
Varsity Brands, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		13,519	13,536,369
			$ 142,496,897
Financial Services — 1.9%
CPI Holdco B LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		30,603	$ 30,498,659
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		10,866	10,757,141
Nuvei Technologies Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		1,496	1,486,351
Planet U.S. Buyer LLC, Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		12,521	12,549,518
Shift4 Payments LLC, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		3,342	3,365,985
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		13,017	12,822,199
TMF Group Holding BV, Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		7,609	7,612,178
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Walker & Dunlop, Inc., Term Loan, 5.671%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		9,354	$ 9,401,084
WEX, Inc.:
Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		2,302	2,302,821
Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		3,908	3,895,745
			$ 94,691,681
Food Products — 1.8%
CHG PPC Parent LLC, Term Loan, 6.786%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,086	$ 6,109,639
Del Monte Foods, Inc.:
DIP Loan, 13.28%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		4,541	4,370,617
Term Loan, 0.00%, 8/2/28(11)		1,360	684,562
Term Loan, 0.00%, 8/2/28(11)		941	473,676
Term Loan, 13.28%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		5,954	4,793,000
Term Loan - Second Lien, 0.00%, 8/2/28(11)		6,459	306,820
Froneri Lux Finco SARL:
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		10,600	10,600,795
Term Loan, 5.885%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		8,552	8,548,249
Golden State Food LLC, Term Loan, 7.171%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		10,033	10,072,052
Monogram Food Solutions LLC, Term Loan, 7.786%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		1,729	1,737,704
Newly Weds Foods, Inc., Term Loan, 5.921%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,885	12,917,527
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		13,890	13,916,465
PFI Lower Midco LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		8,600	8,653,793
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.968%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	5,500	7,519,643
			$ 90,704,542
Gas Utilities — 0.2%
Stonepeak Bayou Holdings LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		7,684	$ 7,386,039
			$ 7,386,039

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		11,169	$ 11,242,143
			$ 11,242,143
Health Care Equipment & Supplies — 1.5%
Bausch & Lomb Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		24,745	$ 24,961,866
Hologic, Inc.:
Term Loan, 1/14/33(10)		17,250	17,145,465
Term Loan, 1/14/33(10)	EUR	1,850	2,196,833
Journey Personal Care Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		9,748	9,648,065
Medline Borrower LP, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		23,999	24,095,651
			$ 78,047,880
Health Care Providers & Services — 7.5%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		14,527	$ 14,526,860
Cano Health LLC:
Term Loan, 11.672% - 11.701%, (3 mo. USD Term SOFR + 8.00%), 6/28/29		3,440	2,494,280
Term Loan, 13.672%, (3 mo. USD Term SOFR + 10.00%), 6/28/29		1,804	1,307,745
Concentra Health Services, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		4,727	4,745,091
Electron BidCo, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/1/28		10,850	10,869,983
Ensemble RCM LLC:
Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		30,563	30,348,022
Term Loan, 2/9/33(10)		14,400	14,382,000
Global Medical Response, Inc., Term Loan, 7.17%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		14,700	14,767,840
Hanger, Inc.:
Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		15,727	15,784,180
Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		2,034	2,041,313
Heartland Dental LLC, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		19,353	19,381,005
IVC Acquisition Ltd.:
Term Loan, 6.035%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	20,825	24,619,366
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		13,476	13,497,499
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
MDVIP, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 10/14/31		8,701	$ 8,723,103
MED ParentCo LP, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		29,848	29,875,673
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.767%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	2,105,865
Mehilainen Yhtiot OYJ, Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	11,575	13,825,314
Midwest Physician Administrative Services LLC, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		12,775	11,058,442
National Mentor Holdings, Inc.:
Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		14,409	14,444,508
Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		13,920	13,953,826
Term Loan, 12/12/30(9)		6,175	6,190,503
Pacific Dental Services LLC, Term Loan, 6.175%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		15,336	15,354,363
Phoenix Guarantor, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		23,944	23,938,313
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		13,155	13,201,193
Raven Acquisition Holdings LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		22,902	22,704,595
Term Loan, 11/19/31(9)		1,648	1,634,012
Reverb Buyer, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		14,829	10,676,941
Select Medical Corp., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		11,748	11,753,263
Synlab Bondco PLC, Term Loan, 4.607%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	3,096,548
U.S. Anesthesia Partners, Inc., Term Loan, 7.814%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		8,286	8,296,547
			$ 379,598,193
Health Care Technology — 2.8%
athenahealth Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		46,375	$ 45,857,718
Cotiviti Corp.:
Term Loan, 6.45%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		18,482	17,153,707
Term Loan - Second Lien, 6.45%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		4,649	4,314,475
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		22,804	22,822,227

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		21,081	$ 21,001,829
Project Ruby Ultimate Parent Corp., Term Loan, 6.536%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		17,445	17,349,792
Symplr Software, Inc., Term Loan, 8.267%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		2,587	2,145,441
Waystar Technologies, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		12,041	11,996,039
			$ 142,641,228
Hotels, Restaurants & Leisure — 6.3%
1011778 BC Unlimited Liability Co., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		24,507	$ 24,482,673
Betclic Everest Group:
Term Loan, 5.005%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	5,725	6,814,696
Term Loan, 12/10/31(10)	EUR	5,550	6,593,295
Term Loan, 12/10/31(10)		10,675	10,703,929
Caesars Entertainment, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		29,696	29,555,006
Fertitta Entertainment LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		34,314	34,282,533
Flugo BidCo AB, Term Loan, 5.768%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	14,622	17,297,651
Flutter Financing BV, Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		32,033	32,040,763
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	5,382	6,432,725
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		3,065	3,063,678
Herschend Entertainment Co. LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		7,189	7,218,529
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		14,004	13,811,313
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		32,737	32,778,342
Light & Wonder International, Inc., Term Loan, 5.671%, (1 mo. USD Term SOFR + 2.00%), 4/16/29		9,742	9,742,369
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		10,672	10,006,962
Scientific Games Holdings LP, Term Loan, 6.652%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		9,516	9,372,913
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,040	$ 19,000,324
Turquoise Topco Ltd., Term Loan, 9.00%, (U.S. (Fed) Prime Rate + 2.25%), 12/30/32		15,800	15,760,500
Voyager Parent LLC, Term Loan, 7.911%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		29,002	29,004,198
			$ 317,962,399
Household Durables — 1.4%
Libbey Glass, Inc., Term Loan, 10.321%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		19,008	$ 18,247,948
Madison Safety & Flow LLC, Term Loan, 6.174%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,774	1,780,228
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,263	12,033,437
Serta Simmons Bedding LLC:
Term Loan, 11.284%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,217	2,219,652
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		20,420	19,307,231
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		16,129	16,270,445
			$ 69,858,941
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		21,406	$ 14,917,559
			$ 14,917,559
Independent Power and Renewable Electricity Producers — 0.8%
Cogentrix Finance Holdco I LLC, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		17,050	$ 17,075,081
Invenergy Thermal Operating I LLC:
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		18,946	19,179,006
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		1,188	1,202,758
Talen Energy Supply LLC, Term Loan, 6.353%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		2,970	2,976,044
			$ 40,432,889
Industrial Conglomerates — 0.7%
Ammeraal Beltech Holding BV, Term Loan, 7.019%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,603	$ 7,717,186

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates (continued)
Columbus McKinnon Corp., Term Loan, 1/21/33(10)		11,150	$ 11,094,250
Rain Carbon GmbH, Term Loan, 7.035%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	16,537,706
			$ 35,349,142
Insurance — 6.2%
Acrisure LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		20,408	$ 20,374,352
Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 6/21/32		2,587	2,589,691
Alera Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		26,758	26,722,350
Alliant Holdings Intermediate LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		36,148	36,085,646
AmWINS Group, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/30/32		41,833	41,806,426
Broadstreet Partners, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		34,035	33,894,246
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		35,180	35,224,922
IMA Financial Group, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		18,882	18,863,853
Jones DesLauriers Insurance Management, Inc., Term Loan, 2/2/33(10)		7,575	7,585,643
Ryan Specialty Group LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		9,568	9,581,719
Siaci Saint Honore, Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	13,273	15,865,444
Trucordia Insurance Holdings LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		17,074	16,999,107
Truist Insurance Holdings LLC:
Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,848,820
Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,386,184
USI, Inc.:
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		7,808	7,809,690
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,738	16,723,209
			$ 313,361,302
Interactive Media & Services — 1.0%
Aragorn Parent Corp., Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		11,152	$ 11,208,096
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Foundational Education Group, Inc., Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		3,477	$ 3,204,535
X Corp., Term Loan, 10.417%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		36,756	36,751,708
			$ 51,164,339
IT Services — 3.6%
Asurion LLC:
Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		21,054	$ 21,106,912
Term Loan, 8.022%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		7,172	7,191,800
Term Loan - Second Lien, 9.036%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		1,717	1,719,436
Aurora Lux Finco SARL, Term Loan, 8.922%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		13,350	13,216,500
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		16,571	15,901,167
Go Daddy Operating Co. LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		16,346	16,278,059
Indy U.S. Bidco LLC, Term Loan, 4.704%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	3,800	4,522,638
Iron Mountain, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		7,790	7,738,541
NAB Holdings LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,316	6,926,725
Newfold Digital Holdings Group, Inc.:
Term Loan, 7.275%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		17,509	14,280,938
Term Loan, 9.425%, (1 mo. USD Term SOFR + 5.75%), 4/30/29		4,330	3,745,141
Nielsen Consumer, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		12,357	12,279,412
Rackspace Finance LLC, Term Loan, 10.045%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		13,410	13,296,258
Sedgwick Claims Management Services, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		37,823	37,731,130
Trio Bidco, Inc.:
Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		5,021	4,977,491
Term Loan, 10/29/32(9)		529	523,946
Virtusa Corp., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,965	1,941,057
			$ 183,377,151

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 1.0%
Accell Group NV, Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	678	$ 50,936
GSM Holdings, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,827	9,810,946
Hayward Industries, Inc., Term Loan, 6.286%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		8,047	8,093,272
Recess Holdings, Inc., Term Loan, 7.418%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		32,132	32,307,509
Sprint Holdco BV:
Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	620	15,506
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	357	1,190
Sprint MidCo BV:
Term Loan, 0.02%, 6/30/31(12)	EUR	572	1,132
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	417	2,169
			$ 50,282,660
Life Sciences Tools & Services — 0.6%
Loire Finco Luxembourg SARL:
Term Loan, 5.954%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	4,025	$ 4,820,627
Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		3,416	3,421,628
Normec 1 BV, Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 4/16/31	EUR	2,000	2,389,748
Parexel International Corp., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 12/12/31		4,349	4,354,095
Sotera Health Holdings LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		17,499	17,581,271
			$ 32,567,369
Machinery — 7.6%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		10,902	$ 10,963,832
AI Aqua Merger Sub, Inc., Term Loan, 6.652% - 6.854%, (3 mo. USD Term SOFR + 3.00%), 7/31/28		35,135	35,187,590
Alliance Laundry Systems LLC, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31		8,089	8,101,382
Apex Tool Group LLC, Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		376	159,967
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		8,055	8,095,086
Barnes Group, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		14,063	14,084,756
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
BCP V Modular Services Holdings IV Ltd., Term Loan, 6.444%, (3 mo. EURIBOR + 4.43%), 7/10/31	EUR	4,175	$ 4,620,405
BG MS U.S. Holding LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		11,050	11,070,719
Clark Equipment Co., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		5,721	5,749,331
Cleanova U.S. Holdings LLC, Term Loan, 8.483%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		10,382	10,433,973
Conair Holdings LLC, Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		15,796	8,120,046
CoorsTek, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		9,625	9,681,114
CPM Holdings, Inc., Term Loan, 8.20%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		13,086	12,926,119
Cube Industrials Buyer, Inc., Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		5,703	5,728,785
Delachaux Group SA, Term Loan, 5.276%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	4,945	5,923,292
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		6,711	6,711,955
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		5,108	5,107,805
Engineered Machinery Holdings, Inc.:
Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	11,640	13,899,570
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		22,108	22,222,031
Term Loan - Second Lien, 9.934%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		3,700	3,736,641
Filtration Group Corp., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/21/28		4,788	4,802,853
Icebox Holdco III, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		4,991	5,011,974
INNIO Group Holding GmbH, Term Loan, 4.735%, (1 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	2,642,688
Jennmar Inter III LLC, Term Loan, 8.671%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		8,800	8,756,000
LSF12 Helix Parent LLC, Term Loan, 1/21/33(10)		19,846	19,808,900
Madison IAQ LLC:
Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		22,554	22,591,019
Term Loan, 11/8/32(10)		9,645	9,676,288
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 11/22/29	EUR	2,481	2,970,504
Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		22,910	22,936,004

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
SPX Flow, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		14,805	$ 14,831,045
TK Elevator Midco GmbH:
Term Loan, 5.149%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	11,450	13,667,937
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		46,723	46,895,007
Zephyr German BidCo GmbH, Term Loan, 5.11%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	8,850	10,567,343
			$ 387,681,961
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,791	$ 7,777,491
Charter Communications Operating LLC, Term Loan, 5.911%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,054	7,052,974
Emerald X, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,886	2,903,534
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		11,171	11,212,888
Hubbard Radio LLC, Term Loan, 8.172%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		6,646	1,479,870
			$ 30,426,757
Metals/Mining — 1.0%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)		3,304	$ 3,310,595
Arsenal AIC Parent LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		10,582	10,618,063
WireCo WorldGroup, Inc., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		6,198	6,192,531
Zekelman Industries, Inc., Term Loan, 5.927%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		28,236	28,390,396
			$ 48,511,585
Oil, Gas & Consumable Fuels — 2.1%
Freeport LNG Investments LLLP:
Term Loan, 6.918%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		10,982	$ 11,008,496
Term Loan, 2/11/33(10)		28,450	28,307,750
GIP Pilot Acquisition Partners LP, Term Loan, 5.646%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		6,193	6,206,647
Hilcorp Energy I LP, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 2/11/30		10,769	10,795,547
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Matador Bidco SARL, Term Loan, 8.022%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		33,527	$ 33,523,127
Natgasoline LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 5.50%), 3/29/30		6,820	6,840,999
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.924%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		4,975	4,983,508
Oxbow Carbon LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		6,929	6,950,626
			$ 108,616,700
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/14/31		16,363	$ 16,296,081
			$ 16,296,081
Pharmaceuticals — 1.5%
Aenova Holding GmbH, Term Loan, 5.069%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	3,450	$ 4,129,492
Amneal Pharmaceuticals LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		8,628	8,671,517
Bausch Health Cos., Inc., Term Loan, 9.922%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		10,477	10,241,439
Ceva Sante Animale:
Term Loan, 5.019%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	4,775	5,703,258
Term Loan, 6.593%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		8,152	8,194,407
Jazz Financing Lux SARL, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		17,232	17,301,362
Nidda Healthcare Holding AG, Term Loan, 5.54%, (3 mo. EURIBOR + 3.50%), 12/9/32	EUR	8,700	10,370,549
Padagis LLC, Term Loan, 8.658%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		7,684	7,049,802
Recipharm AB, Term Loan, 5.014%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	3,275	3,891,181
			$ 75,553,007
Professional Services — 5.3%
AAL Delaware Holdco, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		14,350	$ 14,381,850
Amspec Parent LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		11,296	11,323,759
APFS Staffing Holdings, Inc., Term Loan, 7.922% - 8.072%, (1 mo. USD Term SOFR + 4.25%, 3 mo. USD Term SOFR + 4.25%), 12/29/28		3,519	3,190,166
Camelot U.S. Acquisition LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		26,343	24,367,683

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Citrin Cooperman Advisors LLC:
Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		10,802	$ 10,761,962
Term Loan, 4/1/32(9)		2,345	2,327,864
CohnReznick LLP:
Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		11,866	11,866,385
Term Loan, 3/31/32(9)		1,102	1,101,523
CoreLogic, Inc.:
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		16,936	16,932,386
Term Loan - Second Lien, 10.286%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,524	1,512,213
Corporation Service Co., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		12,535	12,466,863
EAB Global, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		10,391	9,628,645
Employbridge Holding Co., Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		13,917	2,890,280
First Advantage Holdings LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		17,142	16,574,185
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	8,275	9,891,112
Grant Thornton Advisors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		33,128	32,744,366
Heron Bidco, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		10,150	10,124,625
Highspring Holdings LLC, Term Loan, 8.822%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		2,917	2,370,344
iSolved, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		9,160	9,037,837
Mermaid Bidco, Inc., Term Loan, 7.151%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		22,297	21,962,604
Neptune Bidco U.S., Inc., Term Loan, 8.767%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,933	7,944,448
PHM Group Holding OYJ, Term Loan, 5.534%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,854,600
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.255%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	8,575	10,243,553
Trans Union LLC:
Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		4,901	4,910,191
Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		7,828	7,843,133
Turbo EMEA Holdings BV, Term Loan, 5.204%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	2,750	3,272,962
			$ 267,525,539
Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	8,955	$ 9,011,085
Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	6,788	6,847,403
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	10,418	10,469,958
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32	14,150	14,061,563
		$ 40,390,009
Road & Rail — 1.2%
Avis Budget Car Rental LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	31,875	$ 31,874,500
Hertz Corp.:
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	5,910	5,052,087
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	1,166	996,989
Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 6/30/28	7,166	6,064,001
Kenan Advantage Group, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	16,484	16,348,012
		$ 60,335,589
Semiconductors & Semiconductor Equipment — 0.5%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(11)	4,374	$ 1,640,282
MaxLinear, Inc., Term Loan, 6.036%, (1 mo. USD Term SOFR + 2.25%), 6/23/28	3,250	3,087,500
MKS Instruments, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	20,568	20,642,378
		$ 25,370,160
Software — 11.6%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	24,085	$ 23,953,442
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(9)	1,129	1,131,347
Term Loan, 0.00%, 2/25/28(11)	10,114	2,149,239
Term Loan, 0.00%, 10/25/28(11)	14,888	62,826
Term Loan, 0.00%, 10/25/29(11)	17,036	86,030
Term Loan, 12.411%, (3 mo. USD Term SOFR + 8.75%), 4/1/26	486	487,563
Avalara, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 3/26/32	12,388	12,171,041

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Boxer Parent Co., Inc.:
Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		22,994	$ 22,189,603
Term Loan - Second Lien, 9.417%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		9,707	9,197,404
Calabrio, Inc., Term Loan, 7.822%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		13,400	12,378,250
Cegid Group SAS:
Term Loan, 4.704%, (1 mo. EURIBOR + 2.75%), 7/10/28	EUR	4,475	5,295,236
Term Loan, 4.704%, (1 mo. EURIBOR + 2.75%), 7/10/28	EUR	5,150	6,084,924
Cloud Software Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		30,188	29,370,469
Cloudera, Inc.:
Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		26,252	22,664,419
Term Loan - Second Lien, 9.772%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	3,337,500
Clover Holdings 2 LLC, Term Loan, 7.674%, (1 mo. USD Term SOFR + 4.00%), 12/9/31		14,937	14,713,068
Constant Contact, Inc., Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		14	12,828
Dayforce, Inc., Term Loan, 8/20/32(10)		17,825	17,368,234
Delta TopCo, Inc., Term Loan, 6.402% - 6.44%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		12,890	12,590,942
Dragon Buyer, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		4,229	4,173,163
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		7,350	7,110,644
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		24,230	23,995,149
Epicor Software Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		16,063	15,980,409
Gen Digital, Inc., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		14,355	14,229,840
Genesys Cloud Services Holdings II LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/30/32		6,921	6,784,766
IGT Holding IV AB:
Term Loan, 4.919%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,423,764
Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		1,632	1,618,259
Marcel LUX IV SARL:
Term Loan, 5.56%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	6,275	7,419,473
Term Loan, 6.66%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		26,504	26,338,562
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
McAfee LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		30,017	$ 26,677,882
Mosel Bidco SE, Term Loan, 5.768%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,935,306
N-Able International Holdings II LLC, Term Loan, 6.585%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		2,600	2,574,000
OceanKey (U.S.) II Corp., Term Loan, 7.272%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		5,280	5,081,957
OID-OL Intermediate I LLC:
Term Loan, 8.067%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		14,420	10,388,235
Term Loan, 9.667%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		5,321	5,425,468
Open Text Corp., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		8,451	8,340,487
Polaris Newco LLC:
Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 6/2/28	EUR	8,953	10,013,209
Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		7,169	6,641,279
Project Alpha Intermediate Holding, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		30,186	28,148,853
Project Boost Purchaser LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		29,375	28,929,325
Proofpoint, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		11,104	11,045,451
RealPage, Inc.:
Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		20,699	20,499,656
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,409	5,372,424
Relativity ODA LLC, Term Loan, 1/30/33(10)		10,000	9,937,500
Rocket Software, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		9,652	9,250,384
Sabre GLBL, Inc.:
Term Loan, 9.772%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		12,874	10,242,971
Term Loan, 9.772%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,072	2,436,739
Term Loan, 10.022%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		2,480	1,967,508
Term Loan, 10.022%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,876	1,488,226
SkillSoft Corp., Term Loan, 9.036%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,594	9,455,916
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		27,332	25,418,295

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
UKG, Inc., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		27,042	$ 26,428,062
Vision Solutions, Inc., Term Loan, 7.928%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		17,906	15,235,471
			$ 592,252,998
Specialty Retail — 2.4%
Applegreen Ireland, Term Loan, 6.526%, (3 mo. EURIBOR + 4.50%), 1/30/32	EUR	1,000	$ 1,195,727
Apro LLC, Term Loan, 7.424%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		7,628	7,665,626
Boels Topholding BV, Term Loan, 4.721%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	136	162,062
EG America LLC, Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		3,908	3,912,714
Great Outdoors Group LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,472	19,498,723
Harbor Freight Tools USA, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		21,676	21,451,171
Homeserve USA Holding Corp., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		15,692	15,668,971
Les Schwab Tire Centers, Term Loan, 6.171% - 6.322%, (1 mo. USD Term SOFR + 2.50%), 4/23/31		15,782	15,811,462
Mavis Tire Express Services Corp., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/4/28		9,733	9,747,376
Speedster Bidco GmbH:
Term Loan, 5.373%, (3 mo. EURIBOR + 3.25%), 12/11/31	EUR	11,075	13,176,975
Term Loan, 6.68%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		14,855	14,836,927
			$ 123,127,734
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Holdings LLC, Term Loan, 5.928%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		8,225	$ 8,219,900
			$ 8,219,900
Trading Companies & Distributors — 2.8%
CD&R Hydra Buyer, Inc., Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		20,550	$ 20,511,238
Core & Main LP:
Term Loan, 5.69%, (3 mo. USD Term SOFR + 2.00%), 7/27/28		8,028	8,055,985
Term Loan, 5.69%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		12,751	12,771,173
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		13,983	$ 14,091,237
Kodiak Building Partners, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 12/4/31		10,131	9,981,081
Paint Intermediate III LLC, Term Loan, 6.87%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		9,032	9,026,182
Quimper AB:
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,775	5,680,562
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,825	5,740,044
QXO, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 4/30/32		4,500	4,514,062
Spin Holdco, Inc.:
Term Loan, 9.101%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		4,245	4,319,711
Term Loan - Second Lien, 7.933%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		20,394	16,009,237
White Cap Buyer LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		17,175	17,165,423
Windsor Holdings III LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		15,182	15,239,387
			$ 143,105,322
Transportation Infrastructure — 0.9%
Brown Group Holding LLC:
Term Loan, 6.167% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		14,962	$ 14,983,401
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		17,191	17,237,908
KKR Apple Bidco LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		15,571	15,598,762
			$ 47,820,071
Total Senior Floating-Rate Loans (identified cost $6,009,241,147)			$ 5,840,259,248

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(13)	$5,539	$ 5,615,158
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,614,733)		$ 5,615,158

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(14)	66,405,849	$ 66,405,849
Total Short-Term Investments (identified cost $66,405,849)		$ 66,405,849
Total Investments — 130.5% (identified cost $6,858,074,375)		$ 6,639,952,755
Less Unfunded Loan Commitments — (0.3)%		$ (17,583,810)
Net Investments — 130.2% (identified cost $6,840,490,565)		$ 6,622,368,945
Other Assets, Less Liabilities — (30.2)%		$(1,533,911,562)
Net Assets — 100.0%		$ 5,088,457,383
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $568,682,297 or 11.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	When-issued security.
(7)	Affiliated company.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $16,841,604.
(10)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Fixed-rate loan.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	218,047,535	EUR	185,407,318	Standard Chartered Bank	2/3/26	$ —	$(1,724,947)
GBP	820,065	USD	1,107,558	Standard Chartered Bank	2/27/26	14,550	—
USD	62,577,083	EUR	53,792,508	HSBC Bank USA, N.A.	2/27/26	—	(1,258,045)
USD	71,736,811	EUR	61,634,286	Standard Chartered Bank	2/27/26	—	(1,404,091)
USD	31,312,940	GBP	23,745,760	Standard Chartered Bank	2/27/26	—	(1,178,737)
USD	220,857,957	EUR	185,407,318	Standard Chartered Bank	3/3/26	794,942	—

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,000,000	USD	2,330,025	State Street Bank and Trust Company	3/31/26	$ 46,932	$ —
GBP	8,000,000	USD	10,711,589	Standard Chartered Bank	3/31/26	234,382	—
USD	117,197,665	EUR	99,082,274	Deutsche Bank AG	3/31/26	—	(559,482)
EUR	14,694,176	USD	17,628,014	State Street Bank and Trust Company	4/30/26	—	(139,884)
GBP	5,500,000	USD	7,569,154	Deutsche Bank AG	4/30/26	—	(44,154)
						$1,090,806	$(6,309,340)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)	$130,185	5.00% (pays quarterly)(4)	2.95%	12/20/30	$11,639,862	$(9,189,970)	$2,449,892
Total	$130,185				$11,639,862	$(9,189,970)	$2,449,892
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$5,000	5.50% (pays monthly)(4)	5.46%	10/10/29	$30,681	$ —	$30,681
Total		$5,000				$30,681	$ —	$30,681
(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $135,185,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return , to seek to hedge against interest rate fluctuations or as a substitute for the purchase or sale  of securities.
Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $104,294,657, which represents 2.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$38,215,575	$ —	$ —	$ —	$(326,767)	$ 37,888,808	$663,306	772,500
Short-Term Investments
Liquidity Fund, Institutional Class(1)	79,554,679	459,403,454	(472,552,284)	—	—	66,405,849	834,535	66,405,849
Total				$ —	$(326,767)	$104,294,657	$1,497,841
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Senior Debt Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 158,226,543	$ —	$ 158,226,543
Common Stocks	457,197	58,711,791	14,843,624	74,012,612
Corporate Bonds	—	436,411,438	—	436,411,438
Exchange-Traded Funds	37,888,808	—	—	37,888,808
Preferred Stocks	—	4,247,549	16,885,550	21,133,099
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,805,359,262	17,316,176	5,822,675,438
U.S. Government Agency Mortgage-Backed Securities	—	5,615,158	—	5,615,158
Warrants	—	—	0	0
Short-Term Investments	66,405,849	—	—	66,405,849
Total Investments	$104,751,854	$6,468,571,741	$49,045,350	$6,622,368,945
Forward Foreign Currency Exchange Contracts	$ —	$ 1,090,806	$ —	$ 1,090,806
Swap Contracts	—	11,670,543	—	11,670,543
Total	$104,751,854	$6,481,333,090	$49,045,350	$6,635,130,294
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,309,340)	$ —	$ (6,309,340)
Total	$ —	$ (6,309,340)	$ —	$ (6,309,340)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.